Held for sale - Summary of Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Plant, property and equipment	£ 515	£ 618	£ 661
Investments in joint ventures and associates	6	7
Total non-current assets	4,111	4,477
Current assets
Trade and other receivables	1,118	1,275
Cash and cash equivalents	1,097	437
Non-current liabilities
Financial liabilities – borrowings	(1,397)	(1,572)
Non-current liabilities	(1,672)	(1,835)
Current liabilities
Trade and other liabilities	(1,196)	(1,278)
Financial liabilities – borrowings	(254)	(92)
Total liabilities	(3,317)	(3,327)
Net assets	4,134	4,323
Disposal groups classified as held for sale [member]
Non-current assets
Plant, property and equipment	48
Investments in joint ventures and associates		397
Total non-current assets	48	397
Current assets
Trade and other receivables	6	0
Cash and cash equivalents	19	0
Total current assets	25
Assets classified as held for sale	73	397
Non-current liabilities
Financial liabilities – borrowings	(66)	0
Non-current liabilities	(66)
Current liabilities
Trade and other liabilities	(5)
Financial liabilities – borrowings	(3)	0
Current liabilities	(8)
Total liabilities	(74)
Net assets	£ (1)	£ 397